NOTES PAYABLE - BANKS (Details) In Thousands, unless otherwise specified							12 Months Ended		12 Months Ended						1 Months Ended							12 Months Ended			1 Months Ended						1 Months Ended					1 Months Ended						1 Months Ended			1 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2014 United States [Member]	Dec. 31, 2013 United States [Member]	Dec. 31, 2012 United States [Member]	Dec. 31, 2014 United States [Member] New Line of Credit [Member] USD ($)	Dec. 31, 2013 United States [Member] New Line of Credit [Member] USD ($)	Dec. 31, 2014 United States [Member] New Line of Credit [Member] Minimum [Member]	Dec. 31, 2013 United States [Member] New Line of Credit [Member] Standby Letters of Credit [Member] USD ($)	Dec. 31, 2013 United States [Member] New Line of Credit [Member] Certificates of Deposit [Member] USD ($)	Dec. 31, 2013 United States [Member] New Line of Credit [Member] Accounts Receivable [Member]	Dec. 31, 2013 United States [Member] New Line of Credit [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2013 United States [Member] New Line of Credit [Member] Unbilled Accounts Receivable [Member]	Jun. 30, 2014 United States [Member] Line Of Credit One [Member] USD ($)	Jun. 30, 2014 United States [Member] Line Of Credit One [Member] Standby Letters of Credit [Member] USD ($)	Jun. 30, 2014 United States [Member] Line Of Credit One [Member] Accounts Receivable [Member]	Jun. 30, 2014 United States [Member] Line Of Credit One [Member] Unbilled Accounts Receivable [Member]	Dec. 31, 2014 Europe [Member]	Dec. 31, 2013 Europe [Member]	Dec. 31, 2012 Europe [Member]	Dec. 31, 2014 Europe [Member] New Line of Credit [Member] USD ($)	Dec. 31, 2014 Europe [Member] New Line of Credit [Member] EUR (€)	Dec. 31, 2013 Europe [Member] New Line of Credit [Member]	Jun. 30, 2013 Europe [Member] Line Of Credit One [Member] USD ($)	Jun. 30, 2013 Europe [Member] Line Of Credit One [Member] EUR (€)	Dec. 31, 2014 Europe [Member] Line Of Credit One [Member] USD ($)	Dec. 31, 2014 Europe [Member] Line Of Credit One [Member] EUR (€)	Dec. 31, 2013 Europe [Member] Line Of Credit One [Member] USD ($)	Dec. 31, 2013 Europe [Member] Line Of Credit One [Member] EUR (€)	Aug. 31, 2013 Europe [Member] Line Of Credit Two [Member] EUR (€)	Dec. 31, 2014 Europe [Member] Line Of Credit Two [Member] USD ($)	Dec. 31, 2014 Europe [Member] Line Of Credit Two [Member] EUR (€)	Dec. 31, 2013 Europe [Member] Line Of Credit Two [Member] USD ($)	Dec. 31, 2013 Europe [Member] Line Of Credit Two [Member] EUR (€)	Nov. 30, 2013 Europe [Member] Line Of Credit Three [Member] EUR (€)	Dec. 31, 2014 Europe [Member] Line Of Credit Three [Member] USD ($)	Dec. 31, 2014 Europe [Member] Line Of Credit Three [Member] EUR (€)	Jun. 30, 2014 Europe [Member] Line Of Credit Three [Member] EUR (€)	Dec. 31, 2013 Europe [Member] Line Of Credit Three [Member] USD ($)	Dec. 31, 2013 Europe [Member] Line Of Credit Three [Member] EUR (€)	Jan. 31, 2014 Europe [Member] Line Of Credit Four [Member] EUR (€)	Dec. 31, 2014 Europe [Member] Line Of Credit Four [Member] USD ($)	Dec. 31, 2014 Europe [Member] Line Of Credit Four [Member] EUR (€)	Feb. 28, 2014 Europe [Member] Line Of Credit Five [Member] EUR (€)	Dec. 31, 2014 Europe [Member] Line Of Credit Five [Member] USD ($)	Mar. 31, 2014 Europe [Member] Line Of Credit Six [Member] EUR (€)	Dec. 31, 2014 Europe [Member] Line Of Credit Six [Member] USD ($)	Dec. 31, 2014 Europe [Member] Line Of Credit Six [Member] EUR (€)
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount								$ 10,500							$ 6,500							$ 608	€ 500			€ 1,100	$ 1,337				€ 500	$ 608				€ 1,200	$ 1,458					€ 800	$ 972		€ 600	$ 729	€ 1,100	$ 1,337
Pledged assets used to secure credit facility										1,000	3,500					1,000
Percentage of collateral										95.00%		80.00%	100.00%	70.00%		95.00%	85.00%	75.00%
Cash held as collateral								3,500
Cash collateral released and used to reduce outstanding borrowings															3,500
Debt instrument, variable interest reference rate							LIBOR															LIBOR	LIBOR		LIBOR	LIBOR																LIBOR			LIBOR		LIBOR
Debt instrument, interest rate basis points above reference rate							4.50%		1.75%													3.75%	3.75%		3.75%	3.75%																3.75%			3.75%		3.75%
Debt instrument, effective interest rate							6.25%															3.98%	3.98%				3.98%	3.98%															3.98%	3.98%		3.98%		3.98%	3.98%
Weighted average interest rate				6.02%	6.25%	6.25%													3.50%	3.70%	6.00%
Quarterly reduction amount																									100																	80			200		100
Credit facility, expiration date																						Dec. 31, 2014	Dec. 31, 2014		Dec. 31, 2015	Dec. 31, 2015					Aug. 01, 2015					Jul. 31, 2015						Sep. 30, 2016			Dec. 31, 2014		Dec. 31, 2016
Credit facility, amount outstanding							5,285	8,935		1,000																	729	600	1,377	1,000		608	500	689	500		1,650	1,358		1,652	1,200		778	640				972	800
Credit facility, remaining borrowing capacity							24	281
Guarantees	182	151	151
Debt instrument, stated interest rate per annum																						6.00%	6.00%	6.00%							3.50%					1.20%
Line of credit, increase in maximum borrowing amount																						$ 972	€ 800														$ 1,833		€ 1,508